Other disclosures - Contractual maturities of liabilities at amortised cost (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liabilities
Undiscounted financial liabilities at amortised cost	€ 1,220,145	€ 1,162,832	€ 1,118,461
On demand
Liabilities
Undiscounted financial liabilities at amortised cost	615,078	542,124	537,546
1 month
Liabilities
Undiscounted financial liabilities at amortised cost	99,245	87,558	73,133
1 to 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	88,369	91,598	110,270
3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	157,899	127,237	128,920
1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	132,136	181,772	119,082
3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	60,338	56,023	75,681
More than five years
Liabilities
Undiscounted financial liabilities at amortised cost	67,080	76,520	73,829
Deposits
Liabilities
Undiscounted financial liabilities at amortised cost	934,147	898,084	878,077
Deposits | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	603,126	532,915	526,059
Deposits | 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	75,899	74,320	57,490
Deposits | 1 to 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	61,107	67,169	89,249
Deposits | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	109,747	91,766	99,780
Deposits | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	63,013	106,935	64,977
Deposits | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	14,027	18,439	32,365
Deposits | More than five years
Liabilities
Undiscounted financial liabilities at amortised cost	7,228	6,540	8,157
Deposits - Central banks
Liabilities
Undiscounted financial liabilities at amortised cost	61,844	72,894	71,512
Deposits - Central banks | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	99	304	451
Deposits - Central banks | 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	454	2,126	2,018
Deposits - Central banks | 1 to 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	41	2,624	23,801
Deposits - Central banks | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	32,805	896	2,719
Deposits - Central banks | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	28,255	64,424	27,138
Deposits - Central banks | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	190	2,520	15,385
Deposits - Central banks | More than five years
Liabilities
Undiscounted financial liabilities at amortised cost	0	0	0
Deposits - Credit institutions
Liabilities
Undiscounted financial liabilities at amortised cost	88,893	88,720	89,147
Deposits - Credit institutions | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	23,348	15,257	20,378
Deposits - Credit institutions | 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	14,491	13,413	14,903
Deposits - Credit institutions | 1 to 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	18,810	24,698	13,035
Deposits - Credit institutions | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	14,134	16,288	24,807
Deposits - Credit institutions | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	8,519	8,552	6,348
Deposits - Credit institutions | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	5,478	6,085	5,123
Deposits - Credit institutions | More than five years
Liabilities
Undiscounted financial liabilities at amortised cost	4,113	4,427	4,553
Deposits - Customers
Liabilities
Undiscounted financial liabilities at amortised cost	783,410	736,470	717,418
Deposits - Customers | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	579,679	517,354	505,230
Deposits - Customers | 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	60,954	58,781	40,569
Deposits - Customers | 1 to 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	42,256	39,847	52,413
Deposits - Customers | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	62,808	74,582	72,254
Deposits - Customers | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	26,239	33,959	31,491
Deposits - Customers | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	8,359	9,834	11,857
Deposits - Customers | More than five years
Liabilities
Undiscounted financial liabilities at amortised cost	3,115	2,113	3,604
Marketable debt securities
Liabilities
Undiscounted financial liabilities at amortised cost	255,889	240,533	212,545
Marketable debt securities | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	0	296	1,486
Marketable debt securities | 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	16,252	11,243	11,735
Marketable debt securities | 1 to 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	22,912	17,359	11,387
Marketable debt securities | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	48,030	33,443	28,412
Marketable debt securities | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	64,650	71,431	52,989
Marketable debt securities | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	45,830	37,409	42,888
Marketable debt securities | More than five years
Liabilities
Undiscounted financial liabilities at amortised cost	58,215	69,352	63,648
Other financial liabilities
Liabilities
Undiscounted financial liabilities at amortised cost	30,109	24,215	27,839
Other financial liabilities | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	11,952	8,913	10,001
Other financial liabilities | 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	7,094	1,995	3,908
Other financial liabilities | 1 to 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	4,350	7,070	9,634
Other financial liabilities | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	122	2,028	728
Other financial liabilities | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	4,473	3,406	1,116
Other financial liabilities | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	481	175	428
Other financial liabilities | More than five years
Liabilities
Undiscounted financial liabilities at amortised cost	€ 1,637	€ 628	€ 2,024